Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2023		Mar. 31, 2022
Assets:
Cash and cash equivalents		¥ 1,231,860		¥ 954,827
Restricted Cash		135,048		136,985
Equity securities	[1]	589,312		560,643
Trading debt securities		2,179		2,503
Available-for-sale debt securities		2,234,608		2,174,891
Held-to-maturity debt securities		114,759		114,312
Certain investment in affiliates		2,511		0
Other Assets:
Derivative assets		50,346		31,033
Liabilities:
Short-term debt		508,796		439,639
Deposits		2,246,345		2,276,158
Long-term debt		5,209,723		4,427,046
Other Liabilities:
Derivative liabilities		¥ 49,314		¥ 85,372
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Other Liabilities		Other Liabilities
Level 1
Assets:
Cash and cash equivalents		¥ 1,231,860		¥ 954,827
Restricted Cash		135,048		136,985
Installment loans (net of allowance for credit losses)		0		0
Equity securities		105,646	[2]	112,200	[3]
Trading debt securities		0		0
Available-for-sale debt securities		4,334		1,095
Held-to-maturity debt securities		0		0
Certain investment in affiliates		0
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		0		0
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 2
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		128,249		261,031
Equity securities		133,027	[2]	160,099	[3]
Trading debt securities		2,179		2,503
Available-for-sale debt securities		1,986,672		2,032,736
Held-to-maturity debt securities		108,326		112,678
Certain investment in affiliates		0
Other Assets:
Time deposits		4,374		4,197
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		508,796		439,639
Deposits		2,087,035		2,108,169
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		1,667,119		1,456,822
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 3
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		3,679,738		3,545,521
Equity securities		140,563	[2]	112,972	[3]
Trading debt securities		0		0
Available-for-sale debt securities		243,602		141,060
Held-to-maturity debt securities		21,352		22,763
Certain investment in affiliates		2,511
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		5,009		6,049
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		143,842		178,159
Long-term debt		3,496,993		2,969,807
Other Liabilities:
Derivative liabilities	[4]	0		0
Carrying amount
Assets:
Cash and cash equivalents		1,231,860		954,827
Restricted Cash		135,048		136,985
Installment loans (net of allowance for credit losses)		3,829,431		3,814,773
Equity securities		379,236	[2]	385,271	[3]
Trading debt securities		2,179		2,503
Available-for-sale debt securities		2,234,608		2,174,891
Held-to-maturity debt securities		114,759		114,312
Certain investment in affiliates		2,511
Other Assets:
Time deposits		4,374		4,197
Derivative assets	[4]	50,346		31,033
Reinsurance recoverables (Investment contracts)		5,301		6,216
Liabilities:
Short-term debt		508,796		439,639
Deposits		2,086,340		2,106,900
Policy liabilities and Policy account balances (Investment contracts)		143,407		178,170
Long-term debt		5,209,723		4,427,046
Other Liabilities:
Derivative liabilities	[4]	49,314		85,372
Estimated fair value
Assets:
Cash and cash equivalents		1,231,860		954,827
Restricted Cash		135,048		136,985
Installment loans (net of allowance for credit losses)		3,807,987		3,806,552
Equity securities		379,236	[2]	385,271	[3]
Trading debt securities		2,179		2,503
Available-for-sale debt securities		2,234,608		2,174,891
Held-to-maturity debt securities		129,678		135,441
Certain investment in affiliates		2,511
Other Assets:
Time deposits		4,374		4,197
Derivative assets	[4]	50,346		31,033
Reinsurance recoverables (Investment contracts)		5,009		6,049
Liabilities:
Short-term debt		508,796		439,639
Deposits		2,087,035		2,108,169
Policy liabilities and Policy account balances (Investment contracts)		143,842		178,159
Long-term debt		5,164,112		4,426,629
Other Liabilities:
Derivative liabilities	[4]	¥ 49,314		¥ 85,372

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥185,115 million and ¥151,445 million as of March 31, 2022 and 2023, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,650 million and ¥ 90,993 million as of March 31, 2022 and 2023, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥11,709 million and ¥16,032 million as of March 31, 2022 and 2023, respectively.
[2]	The amount of ¥51,263 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥25,999 million of investment funds measured at net asset value per share is not included.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”